Nature of Operations and Items Impacting Basis of Presentation - Gain by Transaction Component (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations - Assurant Employee Benefits - USD ($)
$ in Thousands
		10 Months Ended	12 Months Ended
	Mar. 01, 2016	Dec. 31, 2016	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total expected gains, after adjustment and contingent consideration	$ 35,972
Novations	1,816
Loss on retroactive reinsurance component, before realized gains	(964)
Net gain prior to realized gains on transferred securities supporting retroactive reinsurance component	852
Realized gains on transferred securities supporting retroactive component	5,265
Net gains on initial transaction	6,117		$ 6,117
Realized gains related to contingent consideration	800		800
Disposal Group, Deferred Gain on Disposal [Roll Forward]
Beginning deferred gain on disposal		$ 29,055
Amortization of deferred gains for the year ended December 31, 2016		25,621	25,621
Ending deferred gain on disposal	$ 29,055	$ 3,434	3,434
Total net gains realized for 2016			$ 32,538